Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jul. 31, 2019
Registrant Name	MFS SERIES TRUST VII
Entity Central Index Key	0000318874
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Nov. 26, 2019
Document Effective Date	Nov. 27, 2019
Prospectus Date	Nov. 27, 2019
MFS® Equity Income Fund | R6
Prospectus:
Trading Symbol	EQNVX
MFS® Equity Income Fund | R4
Prospectus:
Trading Symbol	EQNUX
MFS® Equity Income Fund | R3
Prospectus:
Trading Symbol	EQNTX
MFS® Equity Income Fund | R2
Prospectus:
Trading Symbol	EQNSX
MFS® Equity Income Fund | R1
Prospectus:
Trading Symbol	EQNRX
MFS® Equity Income Fund | I
Prospectus:
Trading Symbol	EQNIX
MFS® Equity Income Fund | C
Prospectus:
Trading Symbol	EQNCX
MFS® Equity Income Fund | B
Prospectus:
Trading Symbol	EQNBX
MFS® Equity Income Fund | A
Prospectus:
Trading Symbol	EQNAX